Shareholder Fees	Apr. 28, 2025 USD ($)
Schwab Monthly Income Fund - Target Payout | Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Monthly Income Fund - Flexible Payout | Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Monthly Income Fund - Income Payout | Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Shareholder Fee, Other	$ 0